Schedule II-Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 158,225	$ 188,963	$ 199,842
Charged to Costs and Expenses	(7,648)	23,870	53,425
Other Charges	0	0	0
Deductions	(146,239)	(54,608)	(64,304)
Ending Balance	4,338	158,225	188,963
Loan loss reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	156,699	187,784	197,200
Charged to Costs and Expenses	(8,786)	23,037	52,980
Other Charges	0	0	0
Deductions	(145,033)	(54,122)	(62,396)
Ending Balance	2,880	156,699	187,784
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	1,526	1,179	2,642
Charged to Costs and Expenses	784	833	445
Other Charges	0	0	0
Deductions	(1,159)	(486)	(1,908)
Ending Balance	1,151	1,526	1,179
Allowance for unbilled rent receivable
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	0
Charged to Costs and Expenses	354
Other Charges	0
Deductions	(47)
Ending Balance	$ 307